Investment in Unconsolidated Affiliate and Related Party Transactions (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	1 Months Ended	3 Months Ended	9 Months Ended	12 Months Ended
	Apr. 30, 2014	Sep. 30, 2015	Sep. 30, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	May 01, 2013
Schedule of Equity Method Investments [Line Items]
Accounts receivable - unconsolidated affiliates				$ 1.9	$ 2.5
Limited Partner Units Owned				111.0
Distribution Made to Limited Partner, Distributions Declared, Per Unit				$ 0.31800
Equity Method Investment, Difference Between Carrying Amount and Underlying Equity				$ 714.2	743.7
Equity in earnings of unconsolidated affiliates				131.2	101.8	$ 15.5
Enable Midstream Partners [Member]
Schedule of Equity Method Investments [Line Items]
Goodwill, Impairment Loss			$ 1,086.4
Partners' Capital Account, Units, Sold in Public Offering	25.0
Distributions received				$ 141.2	$ 141.2	$ 139.3
Enogex LLC [Member]
Schedule of Equity Method Investments [Line Items]
Percentage of Enogex LLC Contributed							100.00%
Increase in fair value of net assets							$ 2,200.0
OGE Holdings [Member]
Schedule of Equity Method Investments [Line Items]
Limited Liability Company or Limited Partnership, Members or Limited Partners, Ownership Interest				25.70%	25.70%	26.30%
Subordinated Units Held by Limited Partners of the LLC or LP				68.2
OGE Energy [Member]
Schedule of Equity Method Investments [Line Items]
Goodwill, Impairment Loss		$ 108.4		$ 0.0	$ (2.6)	$ (178.4)
Percentage Share of Management Rights				50.00%
CenterPoint [Member]
Schedule of Equity Method Investments [Line Items]
Percentage Share of Management Rights				50.00%
Natural Gas Midstream Operations [Member]
Schedule of Equity Method Investments [Line Items]
Equity in earnings of unconsolidated affiliates				$ 131.2	$ 101.8	$ 15.5